Summary of Significant Accounting Policies	9 Months Ended
Sep. 30, 2011
Summary of Significant Accounting Policies

(2) Summary of Significant Accounting Policies

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and all of its majority owned and controlled subsidiaries and are prepared in conformity with accounting principles generally accepted in the United States (“U.S. GAAP”). All significant intercompany accounts and transactions have been eliminated.

Except where noted, the consolidated financial statements and related notes, excluding the consolidated statements of cash flows, reflect the results of continuing operations, which exclude the divestiture of DuBois Chemicals (“DuBois”) (see Note 6).

Year-End

Beginning with fiscal year 2008, the Company changed its fiscal year-end date from the Friday nearest December 31 to December 31.

Operations included the calendar years ended December 31, 2010 and December 31, 2009 and 52 weeks and five days in the fiscal year ended December 31, 2008.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period.

The Company uses estimates and assumptions in accounting for the following significant matters, among others:

•	Allowances for doubtful accounts

•	Inventory valuation

•	Valuation of acquired assets and liabilities

•	Useful lives of property and equipment and intangible assets

•	Goodwill and other long-lived asset impairment

•	Contingencies

•	Accounting for income taxes

•	Stock-based compensation

•	Customer rebates and discounts

•	Environmental remediation costs

•	Pensions and other post-retirement benefits

Actual results may differ from previously estimated amounts, and such differences may be material to the consolidated financial statements. The Company periodically reviews estimates and assumptions, and the effects of revisions are reflected in the period in which the revision is made. No significant revisions to estimates or assumptions were made during the periods presented in the accompanying consolidated financial statements.

Unless otherwise indicated, all monetary amounts are stated in thousand dollars.

Segment Reporting

The Financial Standards Accounting Board (“FASB”) Accounting Standards Codification TM (“ASC”) Topic 280, Segment Reporting, defines operating segments as components of an enterprise for which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance.

In June 2008, the Company announced plans to reorganize its operating segments to better address consolidation and globalization trends among its customers and to enable the Company to more effectively deploy resources. Effective January 2010, the Company completed its reorganization from a five region model to the new three region model, having implemented the following:

•	Three regional presidents were appointed to lead the three regions;

•	The three regional presidents report to the Company’s Chief Executive Officer (“CEO”), who is its chief operating decision maker;

•	Financial information is prepared separately and regularly for each of the three regions; and

•	The CEO regularly reviews the results of operations, manages the allocation of resources and assesses the performance of each of these regions.

Prior to the reorganization, the Company’s operations were organized in five regions: Europe/Middle East/Africa (“Europe”), North America, Latin America, Asia Pacific and Japan. The new three region model is composed of the following:

•	The existing Europe region;

•	A new Americas region combining the former North and Latin American regions; and

•	A new Greater Asia Pacific region combining the former Asia Pacific and Japan regions.

Segment reclassification and restatement. In 2010, as a result of integrating certain of the Company’s equipment business into the Americas and Europe segments, associated revenues, expenses, assets and liabilities have been reclassified from Eliminations/Other to the Americas and Europe segments. This reclassification is consistent with changes in the Company’s organizational reporting and reflects the chief operating decision maker’s approach to assessing performance and asset allocation.

Accordingly, Note 28 reflects segment information in conformity with the three region model as well as the equipment business reclassification, and prior period segment information has been restated for comparability and consistency.

Revenue Recognition

Revenues are recognized when all the following criteria are met: persuasive evidence of an arrangement exists; delivery has occurred or ownership has transferred to the customer; the price to the customer is fixed and determinable; and collectibility is reasonably assured. Revenues are reflected in the consolidated statements of operations net of taxes collected from customers and remitted to governmental authorities.

In arriving at net sales, the Company estimates the amounts of sales deductions likely to be earned by customers in conjunction with incentive programs such as volume rebates and other discounts. Such estimates are based on written agreements and historical trends and are reviewed periodically for possible revision based on changes in facts and circumstances.

The Company’s sales agency fee income pertains to fees earned under the sales agency agreements with Unilever (see Note 3).

Customer Rebates and Discounts

Rebates and discounts granted to customers are accounted for on an accrual basis as a reduction in net sales in the period in which the related sales are recognized.

Volume rebates are generally supported by customer contracts, which typically extend from one- to five-year periods. In the case where rebate rates are not contractually fixed, the rates used in the calculation of accruals are estimated based on forecasted annual volumes.

Accrued customer rebates and discounts, which are included within accrued expenses on the consolidated balance sheets, were $126,441 and $120,536 at December 31, 2010 and December 31, 2009, respectively.

Cost of Sales

Cost of sales includes material costs, packaging costs, production costs, distribution costs, including shipping and handling costs, and other factory overhead costs. Cost of sales also includes charges for obsolete & slow moving inventory, quality control, purchasing and receiving, warehousing and internal transfer costs.

The Company records fees billed to customers for shipping and handling as revenue.

Selling, General and Administrative Expenses

Selling expenses include advertising and promotion costs, marketing and sales overhead costs. General and administrative expenses include information technology costs, legal costs, human resource costs, and other administrative and general overhead costs.

Advertising Costs

The Company expenses advertising costs as incurred. Total advertising expense was $1,655, $1,467 and $2,412 for the fiscal years ended December 31, 2010, December 31, 2009 and December 31, 2008, respectively.

Original Issue Discount and Capitalized Debt Issuance Costs

The Company amortizes the original issue discount and related capitalized debt issuance costs on its loans under the effective interest method, which is based on a schedule of anticipated cash flows over the terms of the various debt instruments. During fiscal 2010, as a result of early optional principal payments of $125,000 on a portion of the Company’s indebtedness and the Company’s election to pay cash interest on its Holdings Senior Notes on November 15, 2010 and May 15, 2011, the Company wrote off a portion of original issue discounts and capitalized debt issuance costs, resulting in an increase of $8,425 in interest expense in the consolidated statements of operations.

Cash and Cash Equivalents

The Company considers all highly liquid investments, with maturities of 90 days or less at the date of purchase, to be cash equivalents. The cost of cash equivalents approximates fair value due to the short-term nature of the investments.

Restricted Cash

Restricted cash represents cash transferred to separate irrevocable trusts for the settlement of certain obligations associated with the November 2005 Restructuring Program (see Note 14).

Accounts Receivable

The Company does not require collateral on sales and evaluates the collectibility of its accounts receivable based on a number of factors. For accounts substantially past due, an allowance for doubtful accounts is recorded based on a customer’s ability and likelihood to pay based on management’s review of the facts. In addition, the Company considers the need for allowance based on the length of time receivables are past due compared to its historical experience. The Company writes off accounts receivable when the Company determines that the accounts receivable are uncollectible, typically upon customer bankruptcy or the customer’s non-response to continuous collection efforts.

Inventories

Inventories are carried at the lower of cost or market. As of December 31, 2010 and December 31, 2009, the cost of certain domestic inventories determined by the last-in, first-out (“LIFO”) method was $19,111 and $21,005, respectively. This represented 7.1% and 8.1% of total inventories, respectively. For the balance of the Company’s inventories, cost is determined using the first-in, first-out (“FIFO”) method. If the FIFO method of accounting had been used for all inventories, they would have been $4,672 and $3,289 higher than reported at December 31, 2010 and December 31, 2009, respectively.

The components of inventory are as follows:

	December 31, 2010	December 31, 2009
Raw materials and containers	$56,412	$53,198
Finished goods	206,835	202,791
Total inventories	$263,247	$255,989

Property, Plant and Equipment

Property, plant and equipment are recorded at cost. Major replacements and improvements are capitalized, while maintenance and repairs which do not improve or extend the life of the respective assets are expensed as incurred. Depreciation is generally computed using the straight-line method over the estimated useful lives of the assets, which typically range from 20-40 years for buildings, 4-10 years for machinery and equipment, and 5-20 years for improvements.

When properties are disposed of, the related costs and accumulated depreciation are removed from the respective accounts, and any gain or loss on disposition is reflected in selling, general and administrative expense.

Capitalized Software

The Company capitalizes certain internal and external costs to acquire or create computer software for internal use. Internal costs include payroll costs, incurred in connection with the development or acquisition of software for internal use. Accordingly, certain costs of this internal-use software are capitalized beginning at the software application development phase, which is after technological feasibility is established.

Capitalized software costs are amortized using the straight-line method over the expected useful life of the software, which is generally 3 to 5 years.

Goodwill

Goodwill represents the excess of the purchase price over fair value of identifiable net assets acquired from business acquisitions. Goodwill is not amortized, but is reviewed for impairment on an annual basis and between annual tests if indicators of impairment are present. The Company conducts its annual impairment test for goodwill on the first day of the fourth quarter. Based on the Company’s business approach to decision-making, planning and resource allocation, the Company has determined that it has five reporting units for purposes of evaluating goodwill for impairment. These reporting units are discrete business components of the Company’s three operating segments.

The Company uses a two-step process to test goodwill for impairment. First, the reporting unit's fair value is compared to its carrying value. Fair value is estimated using a combination of a discounted cash flow approach and a market approach. If a reporting unit's carrying amount exceeds its fair value, an indication exists that the reporting unit's goodwill may be impaired, and the second step of the impairment test would be performed. The second step of the goodwill impairment test is used to measure the amount of the potential impairment loss. In the second step, the implied fair value of the reporting unit's goodwill is determined by allocating the reporting unit's fair value to all of its assets and liabilities other than goodwill in a manner similar to a purchase price allocation. The implied fair value of the goodwill that results from the application of this second step is then compared to the carrying amount of the goodwill and an impairment charge would be recorded for the difference if the carrying value exceeds the implied fair value of the goodwill.

The Company performed the required annual impairment test for fiscal years 2010, 2009 and 2008 and found no impairment of goodwill. There can be no assurance that future goodwill impairment tests will not result in a charge to earnings.

Other Intangibles

Purchased intangible assets are carried at cost less accumulated amortization. Definite-lived intangible assets, which primarily include customer lists, contractual arrangements, certain trademarks, patents and licenses, and technical know-how, have been assigned an estimated finite life and are amortized on a straight-line basis over periods ranging from 1 to 37 years. Indefinite-lived intangible assets, which primarily include certain trademarks, are evaluated annually for impairment and between annual tests if indicators of impairment are present.

The Company tests the carrying value of other intangible assets with indefinite lives by comparing the fair value of the intangible assets to the carrying value. Fair value is estimated using a relief of royalty approach, a discounted cash flow methodology using market-based royalty rates.

The Company conducts its annual impairment test for indefinite-lived intangible assets as of the first day of the fourth quarter. The Company performed the required impairment tests for fiscal years 2010, 2009 and 2008 and found no impairment of indefinite-lived intangible assets. There can be no assurance that future indefinite-lived intangible asset impairment tests will not result in a charge to earnings.

Impairment of Long-Lived Assets

Property, plant and equipment and other long-lived assets, including amortizable intangible assets, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. If the sum of the expected undiscounted cash flows is less than the carrying value of the related asset or group of assets, a loss is recognized for the difference between the fair value and carrying value of the asset or group of assets. Such analyses necessarily involve significant judgment. In fiscal 2010, 2009 and 2008, the Company recorded impairment charges of $5,416, $1,198 and $6,347, respectively, which are recorded as part of selling, general and administrative expenses in the consolidated statements of operations. Except for $469 related to impairment of customer lists, patents and trademarks in 2010, and $396 related to impairment of customer lists, contracts, licenses, and other intangibles in 2009, impairment charges for 2010, 2009 and 2008 were associated with the Company’s restructuring activities. The impairment charges are summarized as follows:

Impaired Asset Type	Amount of loss	Operating segment	Method for determining fair value
Fiscal Year 2010

Building, machinery and plant equipment	$4,274	Europe	Market price
Land and building	463	Americas	Market price
Customer lists	228	Americas	Market price
Patents and trademarks	241	Greater Asia Pacific	Market price
Other long-lived assets	210	Various	Various

	$5,416

Fiscal Year 2009

Buildings and leasehold improvements	$700	Greater Asia Pacific	Market price
Customer lists, contracts, licenses and other intangibles	396	Americas	Market price
Other long-lived assets	102	Various	Various

	$1,198

Fiscal Year 2008

Land and building	$2,617	Greater Asia Pacific	Market price
Land, building and fixed assets	2,521	Europe	Market price
Other long-lived assets	1,209	Various	Various

	$6,347

Investments

Investments in debt and equity securities are carried at cost or the equity method when appropriate, and are included in other assets. Investments are reviewed for impairment quarterly; an impairment charge is recorded if the fair value of the investment is less than its carrying value, and the impairment is other than temporary. In fiscal 2010, the Company recorded an impairment charge of $5,900 on one of its investments; this charge is included in selling, general and administrative expenses in the consolidated statements of operations.

Accrued Employee-Related Expenses

The Company accrues employee costs relating to payroll, payroll taxes, vacation, bonuses and incentives when incurred. Such accruals were $146,833 and $161,972 as of December 31, 2010 and December 31, 2009, respectively.

Environmental Remediation Costs

The Company accrues for losses associated with environmental remediation obligations when such losses are probable and reasonably estimable. Recoveries of environmental remediation costs from other parties are recorded as assets when their receipt is deemed probable. The accruals are adjusted as further information becomes available or circumstances change.

Foreign Currency Translations and Transactions

The functional currency of the Company’s foreign subsidiaries is generally the local currency. Accordingly, balance sheet accounts are translated to U.S. Dollars using the exchange rates in effect at the respective balance sheet dates and income statement amounts are translated to U.S. Dollars using the monthly weighted-average exchange rates for the periods presented. The aggregate effects of the resulting translation adjustments are included in accumulated other comprehensive income (see Note 25).

Gains and losses resulting from foreign currency transactions are generally recorded as a component of other (income) expense, net (see Note 16).

Hyperinflationary accounting

Effective January 11, 2010, the Venezuelan government devalued its currency (Bolivar) and moved to a two- tier exchange structure. The official exchange rate moved from 2.15 to 2.60 for essential goods and to 4.30 for non-essential goods and services. The Company’s goods meet the non-essential classification.

Beginning with fiscal year 2010, the Company accounted for its Venezuelan subsidiary as hyperinflationary and used the exchange rate at which it expects to be able to remit dividends to translate its earnings and balance sheet. In association with the conversion, the Company recorded a pretax loss of $3,874, as a component of other (income) expense, net, in 2010.

Stock-Based Compensation

The Company measures and recognizes the compensation expense for all share-based awards made to employees and directors based on estimated fair values, in accordance with ASC 718, Compensation – Stock Compensation. As described in Note 22, the Company adopted a new management incentive plan in January 2010. The fair value of stock options granted is calculated using a Black-Scholes valuation model and compensation expense is recognized net of forfeitures on a straight line basis over the vesting period, currently ranging from three to four years.

Derivative Financial Instruments

The Company utilizes certain derivative financial instruments to enhance its ability to manage foreign currency exposures. Derivative financial instruments are entered into for periods consistent with the related underlying exposures and do not represent positions independent of those exposures. The Company does not enter into forward foreign currency exchange contracts for speculative purposes. The contracts are entered into with major financial institutions with no credit loss anticipated for the failure of counterparties to perform.

The Company recognizes all derivative financial instruments in the consolidated financial statements at fair value regardless of the purpose or intent for holding the instrument. Changes in the fair value of derivative financial instruments are either recognized periodically in the consolidated statements of operations or in stockholders’ equity as a component of comprehensive income or loss depending on whether the derivative financial instrument qualifies for hedge accounting, and if so, whether it qualifies as a fair value hedge or cash flow hedge. Generally, changes in fair values of derivatives accounted for as fair value hedges are recorded in the consolidated statements of operations along with the portions of the changes in the fair values of the hedged items that relate to the hedged risks. Changes in fair values of derivatives accounted for as cash flow hedges, to the extent they are effective as hedges, are recorded in other comprehensive income or loss, net of deferred taxes. Hedge ineffectiveness to the extent that elements of the hedges are ineffective will be reported in the consolidated statements of operations. Hedge ineffectiveness was insignificant for all periods reported. Changes in fair value of derivatives not qualifying as hedges are reported in the consolidated statements of operations.

Accounting for Income Taxes

Current and noncurrent tax assets and liabilities are based upon an estimate of income taxes refundable or payable for each of the jurisdictions in which the Company is subject to tax. In the ordinary course of business, there is inherent uncertainty in quantifying income tax positions. The Company assesses income tax positions and records tax provisions/benefits for all years subject to examination based upon management’s evaluation of the facts, circumstances and information available at the reporting dates. For those income tax positions where it is more likely than not that an income tax benefit will be sustained, the Company records the largest amount of income tax benefit with a greater than 50% likelihood of being realized upon ultimate settlement with a taxing authority that has full knowledge of all relevant information. For those income tax positions where it is not more likely than not that an income tax benefit will be sustained, no income tax benefit is recognized in the financial statements. When applicable, associated interest and penalties are recognized as a component of income tax expense. Accrued interest and penalties are included within the related tax asset or liability on the accompanying Consolidated Balance Sheets.

Deferred income taxes are provided for temporary differences arising from differences in basis of assets and liabilities for tax and financial reporting purposes. Deferred income taxes are recorded on temporary differences using enacted statutory income tax rates in effect for the year in which the temporary differences are expected to reverse. The effect of a change in statutory income tax rates on deferred tax assets and liabilities is recognized in earnings in the period that includes the enactment date. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. See Note 17 for further information on income taxes.

New Accounting Pronouncements

Business Combinations (ASC Topic 805)

In December 2010, the FASB issued an Accounting Standard Update (“ASU”) related to Disclosure of Supplementary Pro Forma Information for Business Combinations. The amendments in this ASU specify that if a public entity presents comparative financial statements, the entity should disclose revenue and earnings of the combined entity as though the business combination(s) that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period only. The amendments also expand the supplemental pro forma disclosures to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings. The amendments are effective prospectively for business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2010. The Company will adopt this standard effective the beginning of its fiscal year 2011, and expects that the adoption of this standard will not significantly impact the consolidated financial statements.

Intangibles—Goodwill and Other (ASC Topic 350)

In December 2010, the FASB issued an ASU describing when to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts. The amendments in this ASU modify Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts. For those reporting units, an entity is required to perform Step 2 of the goodwill impairment test if it is more likely than not that a goodwill impairment exists. In determining whether it is more likely than not that goodwill impairment exists, an entity should consider whether there are any adverse qualitative factors indicating that impairment may exist. The qualitative factors are consistent with the existing guidance and examples, which require that goodwill of a reporting unit be tested for impairment between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount. For public entities, the amendments in this ASU are effective for fiscal years, and interim periods within those years, beginning after December 15, 2010. Early adoption is not permitted. The Company will adopt this standard effective the beginning of its fiscal year 2011, expects that the adoption of this standard will not significantly impact the consolidated financial statements.

Foreign Currency Matters (ASC Topic 830)

In May 2010, the FASB issued an ASU to codify the SEC staff’s views on certain foreign currency issues related to investments in Venezuela. Among other things, this announcement provides background on the two acceptable inflation indices for Venezuela, states that Venezuela is now considered highly inflationary and calendar year entities that have not previously accounted for their Venezuelan investment as such should be applying highly inflationary accounting beginning January 1, 2010. As discussed above, the Company has accounted for its Venezuelan subsidiary as highly inflationary effective since January 2010; this update did not impact the Company’s consolidated financial statements.

Revenue Recognition (ASC Topic 605)

In October 2009, the FASB issued an ASU on its standard on Multiple-Deliverable Revenue Arrangements to enable vendors to account for products or services (deliverables) separately rather than as a combined unit. This guidance establishes a selling price hierarchy for determining the selling price of a deliverable, specifically: (a) vendor-specific objective evidence; (b) third-party evidence; or (c) estimates. It also eliminates the residual method of allocation and requires that consideration be allocated at the inception of the arrangement to all deliverables using the relative selling price method. In addition, this guidance significantly expands required disclosures related to a vendor's multiple-deliverable revenue arrangements. This ASU is effective prospectively for revenue arrangements entered into or materially modified in fiscal years beginning on or after June 15, 2010. The Company adopted this guidance at the beginning of the third quarter of 2010 and its adoption did not impact the consolidated financial statements.

Fair Value Measurements (ASC Topic 820)

In January 2010, the FASB issued additional guidance to improve fair value disclosures and increase the transparency in financial reporting. These enhancements include: (1) a reporting entity should disclose separately the amounts of significant transfers in and out of Level 1 and Level 2 fair value measurements and describe the reasons for the transfers; and (2) in the reconciliation for fair value measurements using significant unobservable inputs, a reporting entity should present separately information about purchases, sales, issuances, and settlements. This new guidance is effective for interim and annual reporting periods beginning after December 15, 2009. The Company adopted this guidance at the beginning of fiscal year 2010 and its adoption did not impact the consolidated financial statements.

Transfers and Servicing (ASC Topic 860)

In June 2009, the FASB eliminated the concept of a “qualifying special-purpose entity” and changed the requirements for derecognizing financial assets. As a result of this amendment to U.S. GAAP, many types of transferred financial assets that previously qualified for de-recognition in the balance sheet no longer qualify, including certain securitized accounts receivable. In particular, this amendment introduced the concept of a participating interest as a unit of account and reiterates the requirement that in order for a transfer of accounts receivable to qualify as a sale, effective control must be transferred; if the accounts receivable transferred meet the definition of a participating interest, the transfer qualifies for sale accounting. Because the accounts receivable transferred under our securitization arrangements do not meet the definition of a participating interest, the arrangement fails to meet the requirements of a complete transfer of control, and cannot continue to be treated as a sale. The Company adopted this guidance at the beginning of fiscal year 2010. As a result of the adoption of this standard, the Company restored the securitized accounts receivable in its balance sheet and recognized short-term borrowings. See Note 7 for additional information.

Consolidation (ASC Topic 810)

Variable Interest Entities (“VIEs”): In June 2009, the FASB amended the evaluation criteria used to identify the primary beneficiary of a VIE, potentially changing significantly the decision on whether or not a VIE should be consolidated. This statement requires companies to qualitatively assess the determination of the primary beneficiary of a VIE based on whether the entity (1) has the power to direct matters that most significantly impact the activities of the VIE, and (2) has the obligation to absorb losses or the right to receive benefits of the VIE that could potentially be significant to the VIE. Additionally, the new standard requires ongoing reassessments of whether an enterprise is the primary beneficiary. The Company adopted this guidance at the beginning of fiscal year 2010, and its adoption did not impact the consolidated financial statements.

International Financial Reporting Standards (“IFRS”)

In February 2010, the SEC issued a statement that reaffirms its support for the potential use of IFRS in the preparation of financial statements by U.S. registrants. It announced a work plan by which it is expected to make a determination in 2011 whether or not it will mandate the conversion to IFRS. As of October 2010, the SEC continues to anticipate making the determination in 2011 of whether, when, and how to incorporate IFRS into the U.S. domestic financial reporting system. The Company is currently assessing the potential impact of IFRS on its financial statements and will continue to review progress of the work plan.